Document and Entity Information Document	Apr. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2026
Entity Registrant Name	3D SYSTEMS CORPORATION
Entity Central Index Key	0000910638
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34220
Entity Tax Identification Number	95-4431352
Entity Address, Address Line One	333 Three D Systems Circle
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	803
Local Phone Number	326-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	DDD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Apr. 28, 2026
Entity Registrant Name	3D SYSTEMS CORPORATION